Foreclosed Assets Held For Sale (Tables)	12 Months Ended
Sep. 30, 2012
Foreclosed Assets Held for Sale [Abstract]
Real Estate owned and other repossessed property

	2012	2011
Real estate acquired through (or by deed in lieu of) foreclosure	$17,040	27,232
Less: allowance for losses	0	(10,295)

Total	$17,040	16,937

Allowance for losses on real estate owned

	2012	2011	2010
Balance at beginning of year	$10,295	2,327	0
Provision for loss	4,265	11,383	2,649
Charge-offs	(14,715)	(3,982)	(1,060)
Recoveries	155	567	738

Balance at end of year	$0	10,295	2,327